LOANS AND NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LOANS AND NOTES PAYABLE

Loans and notes payable consist of the following:

As of:	(Unaudited) September 30, 2022	December 31, 2021
Line of credit	$183,833	$-
Merchant loan	184,527	-
TruMed acquisition note payable (Note 1)	70,646	-
Loans and note payable, net	$439,006	$-